Prepayments and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	£ 1,362	£ 1,138
Other receivables	1,101	672
Total prepayments and other receivables	£ 2,463	£ 1,810